Total Equity (Change in Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ (112.1)	$ (104.6)	$ (104.6)
Other comprehensive income before reclassifications	(9.8)	(5.0)	(26.4)
Amounts reclassified from accumulated other comprehensive income	0.9	2.9	18.9
Net current - period other comprehensive income (loss)	(8.9)	(2.1)	(7.5)
Ending Balance	(121.0)	(106.7)	(112.1)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(67.1)	(27.9)	(27.9)
Other comprehensive income before reclassifications	(9.8)	(4.2)	(39.2)
Amounts reclassified from accumulated other comprehensive income	0	0	0
Net current - period other comprehensive income (loss)	(9.8)	(4.2)	(39.2)
Ending Balance	(76.9)	(32.1)	(67.1)
Amortization of Defined Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(52.6)	(84.4)	(84.4)
Other comprehensive income before reclassifications	0	0	13.6
Amounts reclassified from accumulated other comprehensive income	0.9	2.7	18.2
Net current - period other comprehensive income (loss)	0.9	2.7	31.8
Ending Balance	(51.7)	(81.7)	(52.6)
Change in Fair Value of Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		0.1	0.1
Other comprehensive income before reclassifications		(0.8)	(0.8)
Amounts reclassified from accumulated other comprehensive income		0.2	0.7
Net current - period other comprehensive income (loss)		(0.6)	(0.1)
Ending Balance		(0.5)	0
Deferred Stock Held in Rabbi Trust [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	7.3	7.3	7.3
Other comprehensive income before reclassifications	0	0	0
Amounts reclassified from accumulated other comprehensive income	0	0	0
Net current - period other comprehensive income (loss)	0	0	0
Ending Balance	7.3	7.3	7.3
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	0.3	0.3	0.3
Other comprehensive income before reclassifications	0	0	0
Amounts reclassified from accumulated other comprehensive income	0	0	0
Net current - period other comprehensive income (loss)	0	0	0
Ending Balance	$ 0.3	$ 0.3	$ 0.3